Expenses and Net Other Income - Summary of Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Professional services	€ 8,565	€ 11,686	€ 11,591
Marketing expenses	3,038	4,831	10,387
Delivery	5,123	4,462	4,580
External temporary workers	1,669	2,306	2,599
Office expense	5,763	7,428	7,970
Insurance premium	1,711	1,918	2,330
Utilities and similar expenses	3,733	4,573	3,310
Online plattforms fees	637	385	1,212
Customs duty tax	1,747	533	577
Travel expenses	1,825	2,164	2,581
Short-term and low value leases	786	1,785	2,314
Bank Services	434	822	738
Sales commissions	1,120	799	867
Non recurrent expenses	2,430	242	143
Expected credit loss for trade and other receivables	154	(176)	(120)
Repairs	1,711	2,246	1,362
Other impairment and losses	777	2,264	2,013
Warranty provision	(1,193)	555	1,299
Other	2,671	5,266	4,035
Total	€ 42,701	€ 54,089	€ 59,788